Investments in affiliates (Tables)	12 Months Ended
Mar. 31, 2014
Effects on Consolidated Balance Sheet

Consequently, the consolidated financial statements for the fiscal year ended March 31, 2013 have been revised for this reinstatement. The effects on the consolidated financial statements for the fiscal year ended March 31, 2013 due to the revisions are as follows.

Effects on consolidated balance sheet

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Investments in affiliates	¥352,025	¥122,477	¥474,502
Marketable securities and other investments	371,569	(215,646)	155,923
Deferred tax assets	239,015	34,069	273,084
Total non-current investments and other assets	2,432,039	(59,100)	2,372,939
Retained earnings	4,117,073	(4,607)	4,112,466
Accumulated other comprehensive income (loss)	5,381	(54,493)	(49,112)
Total NTT DOCOMO, INC. shareholders’ equity	5,427,575	(59,100)	5,368,475

Effects on Consolidated Statement of Income

Effects on consolidated statement of income

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Total other income (expense)	¥4,478	¥(8,316)	¥(3,838)
Income before income taxes and equity in net income (losses) of affiliates	841,658	(8,316)	833,342
Income taxes	325,628	(2,569)	323,059
Equity in net income (losses) of affiliates	(30,710)	1,140	(29,570)
Net income	485,320	(4,607)	480,713
Net income attributable to NTT DOCOMO, INC.	495,633	(4,607)	491,026

Effect on per share data

	Yen
Line items	As previously reported	Adjustments	As revised
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥119.52	¥(1.11)	¥118.41

Effects on Consolidated Statement of Comprehensive Income

Effects on consolidated statement of comprehensive income

	Millions of yen
Line items	As previously reported	Adjustments	As revised
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	¥75,614	¥(48,825)	¥26,789
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	45	(14)	31
Foreign currency translation adjustment, net of applicable taxes	39,124	(4,928)	34,196
Pension liability adjustment, net of applicable taxes	(4,742)	(726)	(5,468)
Total other comprehensive income (loss)	110,041	(54,493)	55,548
Comprehensive income	595,361	(59,100)	536,261
Comprehensive income attributable to NTT DOCOMO, INC.	605,543	(59,100)	546,443

Summarized Financial Information for Affiliates, Balance Sheets

	Millions of yen
	2013
	TTSL	Others
Balance sheet information
Current assets	¥81,659	¥1,204,470
Non-current assets	453,207	1,249,170
Current liabilities	198,503	968,680
Long-term liabilities	388,539	651,356
Equity	(52,176)	833,604

Redeemable preferred stock	1,325	—
Noncontrolling interests	20,057	1,501

	Millions of yen
	2014
	TTSL	Others
Balance sheet information
Current assets	¥55,080	¥1,372,867
Non-current assets	457,960	1,444,558
Current liabilities	201,407	1,148,036
Long-term liabilities	454,612	717,908
Equity	(142,979)	951,481

Redeemable preferred stock	1,433	—
Redeemable common stock	—	555
Noncontrolling interests	21,277	1,639

Summarized Financial Information for Affiliates, Statements of Income

The following represents summarized financial information for DOCOMO’s affiliates.

	Millions of yen
	2012
	TTSL	Others
Operating information
Operating revenues	¥198,554	¥754,101
Operating income (loss)	(47,794)	138,245
Income (loss) from continuing operations	(95,813)	90,448
Net income (loss)	(95,813)	90,448
Net income (loss) attributable to shareholders’ of the affiliates	(89,460)	92,939

	Millions of yen
	2013
	TTSL	Others
Operating information
Operating revenues	¥210,092	¥820,708
Operating income (loss)	(33,477)	156,955
Income (loss) from continuing operations	(72,301)	136,382
Net income (loss)	(72,301)	136,382
Net income (loss) attributable to shareholders’ of the affiliates	(70,858)	119,567

	Millions of yen
	2014
	TTSL	Others
Operating information
Operating revenues	¥227,582	¥911,020
Operating income (loss)	(28,683)	171,193
Income (loss) from continuing operations	(85,026)	122,511
Net income (loss)	(85,026)	122,511
Net income (loss) attributable to shareholders’ of the affiliates	(84,613)	122,324